Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These unaudited condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and includes the accounts of the Company and all other entities in which the Company has a controlling financial interest: Fortistar Methane 3 LLC (“FM3”), Fortistar Methane 4 LLC, Beacon RNG LLC (“Beacon”) Sunoma Holdings, LLC (“Sunoma”), Emerald RNG LLC (“Emerald”), Sapphire RNG LLC (“Sapphire”), New River LLC (“New River”), Reynolds NRG LLC (“Reynolds”), Beacon RNG LLC (“Beacon”), Central Valley LLC (“Central Valley”), Fortistar Contracting LLC, Fortistar RNG LLC, and OPAL Fuel station services LLC (“Fuel station services”). The Company’s condensed consolidated financial statements include the assets and liabilities of these subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The non-controlling interest attributable to the Company’s variable interest entities (“VIE”) are presented as a separate component from the Stockholders’ equity in the condensed consolidated balance sheets and as a non-redeemable non-controlling interests in the condensed consolidated statements of changes in redeemable non-controlling interests, redeemable preferred non-controlling interests and Stockholders’ equity.

The accompanying condensed consolidated financial statements reflect the activities of the Company, its subsidiaries, and its equity method investments for the nine months ended September 30, 2022 and 2021. Investments in unconsolidated entities in which the Company can influence the operating or financial decisions are accounted for under the equity method. As of September 30, 2022 and December 31, 2021, the Company accounted for its ownership interests in Pine Bend RNG LLC (“Pine Bend”), Noble Road RNG LLC (“Noble Road”) and GREP BTB Holdings LLC (“GREP”) under the equity method. The Company’s interests in Beacon for the period between January 1, 2021 and April 30, 2021 were accounted for under the equity method. Beacon was consolidated after acquisition of remaining ownership interests increasing the ownership interest from 44.3% to 100% on May 1, 2021. Please see Note 4. Investment in other entities, for additional information.

The accompanying unaudited condensed financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, it does not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. The information herein should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Current Report on Form 8K, which was filed with SEC on July 27, 2022. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair statement of the financial position, operating results, and cash flows for the periods presented.

Business Combination

Business Combination

The Business Combination was accounted for as a reverse recapitalization as OPAL Fuels was determined to be the accounting acquirer under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. OPAL HoldCo held a controlling financial interest in OPAL Fuels prior to the closing date. At transaction close, OPAL HoldCo obtained a controlling financial interest in the Company and indirectly retained control over OPAL Fuels through the Company. OPAL HoldCo did not relinquish control over OPAL Fuels during the transaction, instead it affected a transfer of a controlled subsidiary (i.e., OPAL Fuels) to a newly-controlled subsidiary (i.e., OPAL Fuels Inc) and in exchange for issuing Class A common units of OPAL Fuels for the net assets of the Company. As there was no change in control, OPAL Fuels has been determined to be the accounting acquirer. Under this method of accounting, ArcLight is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the transaction is treated as the equivalent of OPAL Fuels issuing stock for the net assets of ArcLight, accompanied by a recapitalization. The net assets of ArcLight are stated at historical cost, with no goodwill or other intangible assets recorded. Results of operations prior to Business Combination are presented as belonging to OPAL Fuels in future reports of the combined entity. The recapitalization had no effect on reported net loss and comprehensive income, cash flows, total assets or members’ equity as previously reported. See Note 3. Business Combination, for additional information.

The Business Combination resulted in an umbrella partnership corporation (“Up-C”) structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering. The Up-C structure allowed OPAL Fuels equity holders to retain their equity ownership in OPAL Fuels, an entity that is classified as a partnership for U.S. federal income tax purposes, and provides potential future tax benefits for the Company when the OPAL Fuels equity holders ultimately redeem their pass-through interests for shares of Class A common stock in OPAL Fuels Inc.

Use of estimates

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The significant estimates and assumptions of the Company include the residual value of the useful lives of our property, plant and equipment, the fair value of stock-based compensation, asset retirement obligations, the estimated losses on our trade receivables, the fair value of the Convertible Note Payable (as defined below), the impairment assessment of goodwill, and the fair value of derivative instruments. Actual results could differ from those estimates.

The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the entire year.

Accounting Pronouncements

Accounting Pronouncements

In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions which states that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and therefore, is not considered in measuring fair value. The ASU clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The ASU requires an entity to disclose (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet (ii) the nature and remaining duration of the restriction and (iii) the circumstances that could cause a lapse in the restriction. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public entities and fiscal year beginning December 15, 2024 for all other entities. The Company is currently evaluating the impact on its financial statements of adopting this standard.

In February 2016, the FASB issued Leases (Topic 842) requiring lessees to record the assets and liabilities for operating leases on the balance sheet. This standard is effective for fiscal years beginning after December 15, 2020, with early adoption permitted. In April 2020, the FASB voted to defer the effective date for Leases for private companies and certain not-for-profit entities for one year. For companies filing under emerging growth company status and private not-for-profits, the leasing standard will be effective for fiscal years beginning after December 15, 2021. The Company is currently evaluating all of its contracts and expects to record right-of-use assets and corresponding liabilities on its consolidated balance sheet as of December 31, 2022 for its vehicle leases and office lease.

Emerging Growth Company Status

Emerging Growth Company Status

We are an emerging growth company as defined in the JOBS Act. The JOBS Act provides emerging growth companies with certain exemptions from public company reporting requirements for up to five fiscal years while a company remains an emerging growth company. As part of these exemptions, we need only provide two fiscal years of audited financial statements instead of three, we have reduced disclosure obligations such as for executive compensation, and we are not required to comply with auditor attestation requirements from Section 404(b) of the Sarbanes-Oxley Act regarding our internal control over financial reporting. Additionally, the JOBS Act has allowed us the option to delay adoption of new or revised financial accounting standards until private companies are required to comply with new or revised financial accounting standards.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash consisted of the following as of September 30, 2022 and December 31, 2021

	September 30, 2022	December 31, 2021
Current assets:
Cash and cash equivalents	$25,286	$39,314
Restricted cash - current (1)	41,419	—
Long-term assets:
Restricted cash held as collateral (2)	4,655	2,740
Total cash, cash equivalents, and restricted cash	$71,360	$42,054

(1)	Restricted cash - current primarily consists of (i) $20,100 held in escrow to secure the Company’s purchase obligations under the forward purchase agreement with Meteora (See Note.3 Business Combination for additional information). (ii) $5,800 equity contribution to a joint venture in connection with the closing of OPAL Term Loan II (iii) $1,778 relates to interest reserve on Sunoma Loan and (iv) $13,700 held in a restricted account for funding one of our RNG projects.

(2)	Restricted cash held as collateral represents the collateral requirements on our debt facilities.

Short term investments

Short term investments

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity greater than three months at the time of purchase to be short term investments. The Short term investments of $146,936 consists of cash received upon closing of the Business Combination invested in money market accounts with maturities ranging between 1 and 12 months as of September 30, 2022. The amounts in these money market accounts are liquid and available for general use.

Transaction costs

Transaction costs

Transaction costs consists of direct legal, consulting, audit and other fees related to the consummation of the Business Combination. These costs were initially capitalized as incurred and recorded as Deferred financing costs in the condensed consolidated balance sheet. Upon the completion of the Business Combination, transaction costs directly related to the issuance of shares were recognized as an offset to additional paid-in capital within the condensed consolidated statements of changes in redeemable non-controlling interest, redeemable preferred non-controlling interest and stockholders’ equity. The Company incurred $8,299 in transaction costs consisting of legal and professional fees, which were recorded as an offset to additional paid-in capital.

Derivative warrant liabilities

Derivative warrant liabilities

The Company assumed publicly-traded warrants (the “Public Warrants”) and private warrants (the “Private Warrants”) upon the completion of the Business Combination. The Company accounts for warrants for shares of the Company’s stock that are not indexed to its own stock as liabilities at fair value on the condensed consolidated balance sheet. The warrants are remeasured at each balance sheet date and any change in fair value is recognized in the Company’s condensed consolidated statement of operations as part of change in fair value of derivative instruments, net.

Earnout Awards

Earnout Awards

In connection with the Business Combination and pursuant to a sponsor letter agreement, the Sponsor agreed to subject 10% of its Class A common stock (received as a result of the conversion of its ArcLight Class B ordinary shares immediately prior to the closing) to vesting and forfeiture conditions relating to VWAP targets for the Company’s Class A common stock sustained over a period of 60 months following the closing. OPAL Fuels equity holders are eligible to receive an aggregate of 10,000,000 shares of Class B and Class D common stock upon the Company achieving each earn-out event during the earn-out period. The Earnout Awards were recognized at fair value on the Closing Date and classified as a liability which is remeasured at each balance sheet date and any change in fair value is recognized in the Company’s condensed consolidated statement of operations as part of change in fair value of derivative instruments, net.

Put option on forward purchase agreement

Put option on forward purchase agreement

Prior to the closing of Business Combination, the Company entered into a forward purchase agreement with Meteora Capital Partners (“Meteora”) pursuant to which Meteora agreed to purchase 2,000,000 shares of Class A common stock from shareholders who had previously tendered such shares for redemption but agreed to reverse their redemption and sell such shares to Meteora at the redemption price. The Company placed $20,040 in escrow at the closing of the Business Combination to secure its purchase obligation to repurchase these 2,000,000 shares at Meteora’s option for a price of $10.02 per share on the date that is six months after closing of the Business Combination. The cash plus earned interest is recorded as Restricted cash - current in the Company’s condensed consolidated balance sheet as of September 30, 2022. The put option written to Meteora on 2,000,000 shares of Class A common stock is recorded as a liability under Topic 480 Distinguishing Liabilities from Equity with the change in the fair market value recognized in the statement of operations as part of change in fair value of derivative instruments, net. See Note.3 Business Combination for additional information.

Redeemable non-controlling interests

Redeemable non-controlling interests

Redeemable non-controlling interests represent the portion of OPAL Fuels that the Company controls and consolidates but does not own. The Redeemable non-controlling interest was created as a result of the Business Combination and represents 144,399,037 Class B Units issued by OPAL Fuels to the prior investors. The Company allocates net income or loss attributable to Redeemable non-controlling interest based on weighted average ownership interest during the period. The net income or loss attributable to Redeemable non-controlling interests is reflected in the condensed consolidated statement of operations.

At each balance sheet date, the mezzanine equity classified Redeemable non-controlling interests is adjusted up to their maximum redemption value if necessary, with an offset in Stockholders’ equity. As of September 30, 2022, the Company recorded an adjustment of $1,160,723.

Net income (loss) per share

Net income (loss) per share

The Business Combination was accounted for as a reverse recapitalization as OPAL Fuels was determined to be the accounting acquirer under FASB ASC Topic 805, Business Combinations. Accordingly, for accounting purposes, the transaction is treated as the equivalent of OPAL Fuels issuing stock for the net assets of ArcLight, accompanied by a recapitalization.

The Company’s basic earnings per share of Class A common stock is computed based on the average number of outstanding shares of Class A common stock for the period.

The Company’s diluted earnings per share includes effects of the Company’s outstanding Redeemable non-controlling interests (OPAL Fuels Class B units), the put option a forward purchase agreement, redeemable preferred non-controlling interests, Sponsor Earnout Awards, OPAL Earnout Awards, Private Warrants and Public Warrants.

Accounts Receivable, Net	Accounts Receivable, Net The Company’s allowance for doubtful accounts was $100 and $— at September 30, 2022 and December 31, 2021.
Asset Retirement Obligation	Retirement Obligation

The Company accounts for asset retirement obligations in accordance with FASB ASC 410, Asset Retirement and Environmental Obligations, which requires entities to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and when a reasonable estimate of fair value can be made. The fair value of the estimated asset retirement obligations is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The discounted asset retirement costs capitalized amount are accreted over the life of the sublease or site lease agreement. Asset retirement obligations are deemed Level 3 fair value measurements as the inputs used to measure the fair value are unobservable. The Company estimates the fair value of asset retirement obligations by calculating the estimated present value of the cost to retire the asset. This estimate requires assumptions and judgments regarding the existence of liabilities, the amount and timing of cash outflows required to settle the liability, inflation factors, credit adjusted discount rates, and consideration of changes in legal, regulatory, environmental, and political environments. In addition, the Company determines the Level 3 fair value measurements based on historical information and current market conditions.

As of September 30, 2022 and December 31, 2021, the Company estimated the value of its total asset retirement obligations to be $5,968 and $5,738, respectively.

The changes in the asset retirement obligations were as follows as of September 30, 2022:

September 30, 2022
Balance, December 31, 2021	$5,738
Addition	(5)
Accretion expense	235
Total asset retirement obligation	5,968
Less: current portion	(1,586)
Total asset retirement obligation, net of current portion	$4,382

Revenue Recognition

Revenue Recognition

The Company’s revenue arrangements generally consist of a single performance obligation to transfer goods or services. Revenue from the sale of RNG, CNG and, electricity is recognized by applying the “right to invoice” practical expedient within the accounting guidance for Revenue from Contracts with Customers that allows for the recognition of revenue from performance obligations in the amount of consideration to which there is a right to invoice the customer and when the amount for which there is a right to invoice corresponds directly to the value transferred to the customer. For some public CNG Fueling Stations where there is no contract with the customer, the Company recognizes revenue at the point in time that the customer takes control of the fuel.

The Company also performs maintenance services throughout the country. Maintenance consists of monitoring equipment and replacing parts as necessary to ensure optimum performance. Revenue from service agreements is recognized over time as services are provided. Capacity payments fluctuate based on peak times of the year and revenues from capacity payments are recognized monthly as earned.

The Company has agreements with two natural gas producers (“Producers”) to transport Producers’ natural gas using the Company’s RNG gathering system. The performance obligation is the delivery of Producers’ natural gas to an agreed delivery point on an interstate gas pipeline. The quantity of natural gas transported for the Producers is measured at a certain specified meter. The price is fixed at contracted rates and the Producers pay approximately 30 days after month-end. As such, transportation sales are recognized over time, using the output method to measure progress.

The Company provides credit monetization services to customers that own renewable gas generation facilities. The Company recognizes revenue from these services as the credits are minted on behalf of the customer. The Company receives non-cash consideration in the form of RINs or LCFSs for providing these services and recognizes the RINs or LCFSs received as a current asset based on their estimated fair value at contract inception. When the Company receives RINs or LCFSs as payment for providing credit monetization services, it records the non-cash consideration in inventory based on the fair value of RINs or LCFSs at contract commencement.

On November 29, 2021, the Company entered into a purchase and sale agreement with NextEra for the environmental attributes generated by the RNG Fuels business. Under this agreement, the Company plans to sell a minimum of 90% of the environmental attributes generated and will receive net proceeds based on the agreed upon price less a specified discount. A specified volume of environmental attributes sold per quarter will incur a fee per environmental attribute in addition to the specified discount. The agreement was effective beginning January 1, 2022. For the three and nine months ended September 30, 2022, the Company earned net revenues after discount and fees of $19,335 and $49,023, respectively under this contract which was recorded as part of Revenues - RNG fuel.

Sales of environmental attributes such as RINs, RECs, and LCFS are generally recorded as revenue when the certificates related to them are delivered to a buyer. However, the Company may recognize revenue from the sale of such environmental attributes at the time of the related RNG or renewable power sales when the contract provides that title to the environmental attributes transfers at the time of production, the Company’s price to the buyer is fixed, and collection of the sales proceeds occurs within 60 days after generation of the renewable power.

Management operating fees are earned for the operation, maintenance, and repair of the gas collection system of a landfill site. Revenue is calculated on the volume of per million British thermal units of LFG collected and the megawatt hours (“MWhs”) produced at that site. This revenue is recognized when LFG is collected and renewable power is delivered.

The Company has various fixed price contracts for the construction of Fueling Stations for customers. Revenues from these contracts, including change orders, are recognized over time, with progress measured by the percentage of costs incurred to date compared to estimated total costs for each contract. This method is used as management considers costs incurred to be the best available measure of progress on these contracts. Costs capitalized to fulfill certain contracts were not material in any of the periods presented.

The Company owns Fueling Stations for use by customers under fuel sale agreements. The Company bills these customers at an agreed upon price for each gallon sold and recognizes revenue based on the amounts invoiced in accordance with the “right to invoice” practical expedient. For some public stations where there is no contract with the customer, the Company recognizes revenue at the point-in-time that the customer takes control of the fuel.

The Company from time-to-time enters into fuel purchase agreements with customers whereby the Company is contracted to design and build a Fueling Station on the customer’s property in exchange for the Company providing CNG/RNG to the customer for a determined number of years. In accordance with the standards of ASC 840, Leases, the Company has concluded these agreements meet the criteria for a lease and are classified as operating leases. Typically, these agreements do not require any minimum consumption amounts and, therefore, no minimum payments. Included in “RNG fuel” revenues are $856 and $1,906 related to the lease portion of these agreements for the three and nine months ended September 30, 2022. The lease revenues included in Revenues - RNG fuel for the three and nine months ended September 30, 2021 were $694 and $1,644, respectively. In addition, the Company has assessed all power purchase agreements (“PPAs”) and concluded that certain PPAs contain a lease element requiring lease accounting. Included in “Renewable power” revenues are $384 and $1,014 related to the lease element of these PPAs for the three and nine months ended September 30, 2022. For the three and nine months ended September 30, 2021, the lease revenues from the PPAs included in “Renewable power” revenues were $765 and $1,642, respectively.

Disaggregation of Revenue

Disaggregation of Revenue

The following table shows the disaggregation of revenue according to product line:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Renewable power sales	$9,666	$9,551	$27,205	$28,162
Third party construction	18,660	14,078	41,476	23,348
Service	3,480	3,670	11,910	11,674
Brown gas sales	12,430	1,611	23,398	7,836
Environmental credits	19,649	13,202	58,444	25,198
Parts sales	1,355	633	2,332	532
Operating agreements	—	707	893	2,433
Other	70	2,273	236	2,499
Total revenue from contracts with customers	65,310	45,725	165,894	101,682
Lease revenue	1,240	1,459	2,920	3,286
Total revenue	$66,550	$47,184	$168,814	$104,968

For the three and nine months ended September 30, 2022, 28% and 24.6%, respectively of revenue was recognized over time, and the remainder was for products and services transferred at a point in time. For the three and nine months ended September 30, 2021, approximately 29.8% and 22.2%, respectively, of revenue was recognized over time, and the remainder was for products and services transferred at a point in time.

Other income

Other income

The following table shows the items consisting of items recorded as Other income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Reversal of contingent consideration on acquisition of non-controlling interest	$4,365	$—	$4,365	$—
Gain on redemption of Note receivable	1,943	—	1,943	—
Other income	$6,308	$—	$6,308	$—

Contract Balances

Contract Balances

The following table provides information about receivables, contract assets, and contract liabilities from contracts with customers:

	September 30, 2022	December 31, 2021
Accounts receivable, net	$36,660	$25,391
Contract assets:
Cost and estimated earnings in excess of billings	$12,514	$5,989
Accounts receivable retainage, net	2,162	2,495
Contract assets total	$14,676	$8,484
Contract liabilities:
Billings in excess of costs and estimated earnings	$6,750	$9,785
Contract liabilities total	$6,750	$9,785

During the nine months ended September 30, 2022, the Company recognized revenue of $9,785 that was included in “Contract liabilities” at December 31, 2021. During the nine months ended September 30, 2021, the Company recognized revenue of $4,678 that was included in “Contract liabilities” at December 31, 2020.

RNG inventory

RNG inventory relates to storage of an equivalent amount of RNG production from our new RNG facilities during their RIN and LCFS certification period. It is sold to various customers at market prices upon obtaining RIN or LCFS certification. It is recorded at cost and adjusted to its net realizable value at each balance sheet date.

Backlog

Backlog

The Company’s remaining performance obligations (“backlog”) represent the unrecognized revenue value of its contract commitments. The Company’s backlog may significantly vary each reporting period based on the timing of major new contract commitments. At September 30, 2022, the Company had a backlog of $36,311 which is anticipated to be recognized as revenue in the next 12 months.

Income Taxes

Income Taxes

As a result of the Business Combination, the Company is the sole managing member of OPAL Fuels. OPAL Fuels is a limited liability company that is treated as a partnership for U.S. federal income tax purposes and for most applicable state and local income taxes. Any taxable income or loss generated by OPAL Fuels is passed through to and included in the taxable income or loss of its members, including the Company, on a pro-rata basis, subject to applicable tax regulations.

The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC Topic 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s condensed consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The Company calculates the interim tax provision in accordance with the provisions of ASC Subtopic 740-270, Income Taxes; Interim Reporting. For interim periods, the Company estimates the annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before income taxes.

Significant Customers, Vendors and Concentration of Credit Risk

Significant Customers, Vendors and Concentration of Credit Risk

For the three and nine months ended September 30, 2022, two customers accounted for 49% and 45% of revenue, respectively. For the three and nine months ended 2021, two customers accounted for 18% and 30% of revenue, respectively. At September 30, 2022, two customers accounted for 38% of accounts receivable. At December 31, 2021, one customer accounted for 11%, of accounts receivable.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and trade receivables. The Company places its cash with high credit quality financial institutions located in the United States of America. The Company performs ongoing credit evaluations of its customers.

As of September 30, 2022 one vendor, respectively accounted for 22% of the accounts payable. As of December 31, 2021, no vendors accounted for greater than 10% of the accounts payable.